Schedule of issued common shares (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Balances	$ (68,770,018)	$ (22,568,663)	$ (22,568,663)	$ (14,445,660)
Reverse take-over
Common stock issued through IPO	20,302,230
Pref erence shares	63,905
Conversion of shareholder loan into common shares	67,016,300			21,178,928
Stock-based compensation	9,055,564	39,674	1,275,425	68,840
Extinguishment of Debt	341,850			(438,598)
IPO direct costs	(5,421,312)
Net loss	(26,544,958)	(23,888,403)	(50,715,696)	(32,385,895)
Foreign currency Translation adjustment, net of tax	(4,047,936)	1,800,358	3,239,829	866,410
Balances	(8,004,374)	(44,617,035)	(68,770,018)	(22,568,663)
Common Stock [Member]
Balances	$ 65,280	$ 56,798	$ 56,798	$ 45,746
Balance, shares	25,000,044	43,335,475	43,335,475	17,225,210
Reverse take-over
Reverse take-over, shares
Common stock issued through IPO	$ 11,580
Common stock issued through IPO, shares	4,444,445
Pref erence shares	$ 63,905
Preference shares, shares	1
Conversion of shareholder loan into common shares	$ 38,776			$ 9,758
Conversion of shareholder loan into common shares, shares	14,782,149			3,922,528
Stock-based compensation
Extinguishment of Debt
IPO direct costs
Net loss
Foreign currency Translation adjustment, net of tax
Balances	$ 179,541	$ 65,249	$ 65,280	$ 56,798
Balance, shares	44,226,639	50,000,085	25,000,044	43,335,475
Additional Paid-in Capital [Member]
Balances	$ 74,374,429	$ 73,108,399	$ 73,108,399	$ 49,722,969
Reverse take-over	(12,609,377)
Common stock issued through IPO	20,290,650
Pref erence shares
Conversion of shareholder loan into common shares	66,977,524			21,169,170
Stock-based compensation	9,055,564	39,674	1,275,425	68,840
Extinguishment of Debt	341,850			(438,598)
IPO direct costs	(5,421,312)
Net loss
Foreign currency Translation adjustment, net of tax
Balances	$ 153,009,329	$ 73,139,622	$ 74,374,429	$ 73,108,399